Subsequent Events - Business Combination (Details)	May 09, 2024 tranche $ / shares shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 24, 2020 $ / shares
Subsequent Events
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event | Oklo equity holders
Subsequent Events
Number of shares issued	78,996,459
Common stock, par value | $ / shares	$ 0.0001
Number of contingent shares to be issued	15,000,000
Vesting period (in years)	5 years
Number of tranches | tranche	3
Subsequent Event | AltC founders
Subsequent Events
Number of shares issued	12,500,000
Vesting period (in years)	5 years
Number of tranches | tranche	4